Document and Entity Information	Jan. 10, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2024
Entity File Number	001-39927
Entity Registrant Name	SeaStar Medical Holding Corporation
Entity Central Index Key	0001831868
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd.
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	813
Local Phone Number	222-8996
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, 0.0001 Par Value Member
Trading Symbol	ICU
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants Each Whole Warrant Exercisable For One Share Of Common Stock For 11.50 Per Share Member
Trading Symbol	ICUCW
Security Exchange Name	NASDAQ